Additional Information About the Consolidated Statement of Comprehensive Income - Schedule of Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive income [abstract]
Research and development costs	€ 72	€ 595	€ 707
General administrative costs	383	109	142
Cost of sales	17	15	17
Sales and marketing	2,684	34	18
Depreciation and amortization expense	3,156	754	884
Wages and salaries	19,894	14,252	11,349
Social security charges	2,958	1,973	1,627
Costs for pension schemes	391	191	66
Total	€ 23,243	€ 16,416	€ 13,042